Net interest income (Tables)	6 Months Ended
Mar. 31, 2019
Net interest income
Schedule of interest income and expense

Net interest income[1]

				% Mov't	% Mov't
	Half Year	Half Year	Half Year	Mar 19 -	Mar 19 -
$m	March 19	Sept 18	March 18	Sept 18	Mar 18
Interest income
Financial assets measured at amortised cost or FVOCI
Cash and balances with central banks	193	185	141	4	37
Collateral paid	102	74	55	38	85
Available-for-sale securities	-	984	930	n/a	n/a
Investment securities	958	-	-	n/a	n/a
Loans	15,350	14,928	14,655	3	5
Other financial assets	15	19	16	(21)	(6)
Total interest income from financial assets measured at amortised cost or FVOCI	16,618	16,190	15,797	3	5
Other
Net ineffectiveness on qualifying hedges	7	(5)	(13)	large	large
Trading securities and financial assets measured at FVIS	334	281	283	19	18
Loans	9	15	23	(40)	(61)
Total other	350	291	293	20	19
Total interest income	16,968	16,481	16,090	3	5
Interest expense
Financial liabilities at amortised cost
Collateral received	(20)	(27)	(18)	(26)	11
Deposits and other borrowings	(4,124)	(4,189)	(3,952)	(2)	4
Debt issues	(2,299)	(2,322)	(2,003)	(1)	15
Loan capital	(386)	(398)	(376)	(3)	3
Other financial liabilities	(143)	(160)	(158)	(11)	(9)
Total interest expense from financial liabilities at amortised cost	(6,972)	(7,096)	(6,507)	(2)	7
Other
Deposits and other borrowings	(551)	(464)	(416)	19	32
Trading liabilities	(888)	(385)	(574)	131	55
Debt issues	(53)	(70)	(85)	(24)	(38)
Bank levy	(193)	(192)	(186)	1	4
Other interest expense	(48)	(47)	(44)	2	9
Total other	(1,733)	(1,158)	(1,305)	50	33
Total interest expense	(8,705)	(8,254)	(7,812)	5	11
Total net interest income	8,263	8,227	8,278	-	-
[1]

The Group has adopted AASB 9 Financial Instruments and AASB 15 Revenue from Contracts with Customers from 1 October 2018.  Statutory comparatives have not been restated. Refer to Note 1 in Section 4 for further detail. However, where applicable, cash earnings comparatives (excluding expected credit loss provisioning) have been restated to aid comparability. Refer to the cash earnings policy in Section 3.0 for further detail. In addition, during First Half 2019, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Both statutory and cash earnings comparatives have been restated. Refer to Note 1 in Section 4 for further detail.